Subsequent events after the Statement of Financial Position date (Details) € in Millions, £ in Millions	Jul. 02, 2018 GBP (£)	Jul. 02, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Restricted cash			€ 0.1	€ 0.2
Aunt Bessie's [Domain]
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 209.0	€ 235.9